Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Gross Notional Amount and Fair Value of Derivative Instruments
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2022			2021
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Derivatives in qualifying hedge accounting relationships
Fair value hedges	Foreign currency swaps	$48	$5	$–	$57	$1	$1
Cash flow hedges	Foreign currency swaps	1,155	40	203	1,251	5	379
	Equity contracts	173	3	–	145	10	–
Net investment hedges	Forward contracts	626	–	28	671	9	–
Total derivatives in qualifying hedge accounting relationships		2,002	48	231	2,124	25	380
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	268,081	5,751	7,557	300,556	11,832	7,347
	Interest rate futures	11,772	–	–	11,944	–	–
	Interest rate options	6,090	98	–	10,708	514	–
	Foreign currency swaps	39,667	2,029	1,579	36,405	790	1,722
	Currency rate futures	2,319	–	–	3,086	–	–
	Forward contracts	45,124	295	4,697	45,295	2,674	562
	Equity contracts	16,930	363	225	18,577	1,667	27
	Credit default swaps	159	4	–	44	1	–
	Equity futures	3,813	–	–	11,359	–	–
Total derivatives not designated in qualifying hedge accounting relationships		393,955	8,540	14,058	437,974	17,478	9,658
Total derivatives		$395,957	$8,588	$14,289	$440,098	$17,503	$10,038

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type
The following table presents the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 9).

	Remaining term to maturity
As at December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$580	$556	$556	$6,896	$8,588
Derivative liabilities	2,656	1,956	1,146	8,531	14,289

	Remaining term to maturity
As at December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$2,500	$1,803	$1,000	$12,200	$17,503
Derivative liabilities	294	387	379	8,978	10,038

The foll
o
wing table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2022	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$8,817	$19,253	$98,380	$126,450	$5,992	$(8,135)	$(2,143)	$419	$9
Cleared swap contracts	2,494	16,823	122,314	141,631	254	(219)	35	–	–
Forward contracts	14,290	13,926	198	28,414	70	(4,468)	(4,398)	8	–
Futures	11,772	–	–	11,772	–	–	–	–	–
Options purchased	1,199	1,069	3,822	6,090	98	–	98	64	4
Subtotal	38,572	51,071	224,714	314,357	6,414	(12,822)	(6,408)	491	13
Foreign exchange
Swap contracts	2,026	10,475	28,369	40,870	2,067	(1,846)	221	1,166	23
Forward contracts	17,336	–	–	17,336	226	(258)	(32)	89	–
Futures	2,319	–	–	2,319	–	–	–	–	–
Credit derivatives	15	144	–	159	4	–	4	–	–
Equity contracts
Swap contracts	547	396	–	943	26	(7)	19	24	–
Futures	3,813	–	–	3,813	–	–	–	–	–
Options purchased	12,634	3,526	–	16,160	335	(218)	117	232	2
Subtotal including accrued interest	77,262	65,612	253,083	395,957	9,072	(15,151)	(6,079)	2,002	38
Less accrued interest	–	–	–	–	484	(862)	(378)	–	–
Total	$77,262	$65,612	$253,083	$395,957	$8,588	$(14,289)	$(5,701)	$2,002	$38

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2021	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$4,554	$21,884	$90,592	$117,030	$12,112	$(7,717)	$4,395	$1,582	$29
Cleared swap contracts	21,722	27,665	134,139	183,526	441	(453)	(12)	–	–
Forward contracts	14,636	15,791	741	31,168	2,625	(483)	2,142	299	5
Futures	11,944	–	–	11,944	–	–	–	–	–
Options purchased	1,406	2,789	6,513	10,708	515	–	515	113	9
Subtotal	54,262	68,129	231,985	354,376	15,693	(8,653)	7,040	1,994	43
Foreign exchange
Swap contracts	1,941	8,869	26,903	37,713	801	(2,181)	(1,380)	1,302	25
Forward contracts	14,798	–	–	14,798	58	(79)	(21)	85	–
Futures	3,086	–	–	3,086	–	–	–	–	–
Credit derivatives	11	33	–	44	1	–	1	–	–
Equity contracts
Swap contracts	669	323	–	992	57	(10)	47	29	–
Futures	11,359	–	–	11,359	–	–	–	–	–
Options purchased	10,974	6,716	40	17,730	1,616	(17)	1,599	766	8
Subtotal including accrued interest	97,100	84,070	258,928	440,098	18,226	(10,940)	7,286	4,176	76
Less accrued interest	–	–	–	–	723	(902)	(179)	–	–
Total	$97,100	$84,070	$258,928	$440,098	$17,503	$(10,038)	$7,465	$4,176	$76

(1)
Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2022	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,919	$–	$5,766	$153
Foreign exchange contracts	2,299	–	2,298	1
Equity contracts	366	–	361	5
Credit default swaps	4	–	4	–
Total derivative assets	$8,588	$–	$8,429	$159
Derivative liabilities
Interest rate contracts	$12,025	$–	$8,689	$3,336
Foreign exchange contracts	2,039	–	2,037	2
Equity contracts	225	–	216	9
Total derivative liabilities	$14,289	$–	$10,942	$3,347

As at December 31, 2021	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$14,971	$–	$12,510	$2,461
Foreign exchange contracts	854	–	854	–
Equity contracts	1,677	–	1,616	61
Credit default swaps	1	–	1	–
Total derivative assets	$17,503	$–	$14,981	$2,522
Derivative liabilities
Interest rate contracts	$7,829	$–	$7,419	$410
Foreign exchange contracts	2,182	–	2,181	1
Equity contracts	27	–	17	10
Total derivative liabilities	$10,038	$–	$9,617	$421

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2022	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income

Foreign currency swaps	Fixed rate assets	$7	$ (5)	$2
Total		$7	$ (5)	$2

For the year ended December 31, 2021	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$4	$ (2)	$2
Total		$4	$ (2)	$2

Summary of Effects of Derivatives in Cash Flow Hedging Relationships
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2022	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(1)	$(1)	$–
	Floating rate liabilities	175	(49)	–
	Fixed rate liabilities	34	35	–
Equity contracts	Stock-based compensation	2	6	–
Total		$210	$(9)	$–

For the year ended December 31, 2021	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(1)	$(1)	$–
	Floating rate liabilities	89	3	–
	Fixed rate liabilities	(19)	(21)	–
Equity contracts	Stock-based compensation	5	5	–
Total		$74	$(14)	$–

Summary of Effects of Net Investment Hedging Relationships
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2022	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$(458)	$–	$–
Forward contracts	14	–	–
Total	$(444)	$–	$–
For the year ended December 31, 2021	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$61	$–	$–
Forward contracts	59	–	–
Total	$120	$–	$–

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships
Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2022	2021
Interest rate swaps	$(3,428)	$(1,986)
Interest rate futures	(431)	(687)
Interest rate options	(258)	(133)
Foreign currency swaps	1,171	(166)
Currency rate futures	(103)	66
Forward contracts	(7,561)	(1,751)
Equity futures	794	(2,140)
Equity contracts	(818)	871
Credit default swaps	–	(2)
Total	$(10,634)	$(5,928)